Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	December 31, 2023	June 30, 2024
	$	$
		Unaudited
Accounts receivable	2,813	2,766
Less: Allowance for credit losses	(533)	(509)
Accounts receivable, net	2,280	2,257

Allowances for credit losses of $318 and nil were provided during the six months ended June 30, 2023 and 2024, respectively. Allowances for credit losses of nil and $24 were reversed during the six months ended June 30, 2023 and 2024, respectively. Allowances for credit losses of $101 and nil were written off during the six months ended June 30, 2023 and 2024, respectively.